OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2013	2012

Government authorities	$432	$366
Employees	55	113
Prepaid expenses	1,386	1,294
Foreign currency derivatives	-	24
Others (1)	160	272

	$2,033	$2,069

(1)	The balance as of December 31, 2013 and 2012, includes the amounts of $ 65 and $ 84, respectively, which are receivable from Nehoray in accordance to the loan sold (see note 1j)